Disclosure about Fair Value of Financial Instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Disclosures about Fair Value of Financial Instruments (Textual) [Abstract]
Significant transfers between Level 1 and Level 2 investments	0
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Percentage of collective rate	25.00%
Collateral rate percentage	20.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Percentage of collective rate	0.00%
Collateral rate percentage	0.00%